Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	WASATCH FUNDS TRUST
Central Index Key	0000806633
Amendment Flag	false
Document Creation Date	Aug 30, 2013
Document Effective Date	Aug 30, 2013
Prospectus Date	Jan 31, 2013

WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Investor Class

Equity Funds
Wasatch Emerging Markets Small Cap Fund® (WAEMX)
Wasatch Small Cap Growth Fund® (WAAEX)
Wasatch Small Cap Value Fund® (WMCVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch Emerging Markets Small Cap Fund (the “Fund”)

Footnote 1 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted in its entirety and replaced with the following:

1 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 16 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was -2.49%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 16 is hereby deleted.

Wasatch Small Cap Growth Fund (the “Fund”)

Footnote 1 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 57 is hereby deleted in its entirety and replaced with the following:

1 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 57 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 58 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 58 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 59 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 13.39%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 59 is hereby deleted.

Wasatch Small Cap Value (the “Fund”)

Footnote 2 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 61 is hereby deleted in its entirety and replaced with the following:

2 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 61 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 63 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 17.41%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 63 is hereby deleted.

WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Institutional Class

Equity Funds
Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch Small Cap Value (the “Fund”)

Footnote 2 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 12 is hereby deleted in its entirety and replaced with the following:

2 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 12 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 13 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 14 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 17.62%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	wft_SupplementTextBlock
WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Investor Class

Equity Funds
Wasatch Emerging Markets Small Cap Fund® (WAEMX)
Wasatch Small Cap Growth Fund® (WAAEX)
Wasatch Small Cap Value Fund® (WMCVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch Emerging Markets Small Cap Fund (the “Fund”)

Footnote 1 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted in its entirety and replaced with the following:

1 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 16 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was -2.49%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 16 is hereby deleted.

Wasatch Small Cap Growth Fund (the “Fund”)

Footnote 1 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 57 is hereby deleted in its entirety and replaced with the following:

1 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 57 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 58 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 58 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 59 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 13.39%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 59 is hereby deleted.

Wasatch Small Cap Value (the “Fund”)

Footnote 2 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 61 is hereby deleted in its entirety and replaced with the following:

2 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 61 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 63 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 17.41%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 63 is hereby deleted.

WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Institutional Class

Equity Funds
Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Institutional Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch Small Cap Value (the “Fund”)

Footnote 2 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 12 is hereby deleted in its entirety and replaced with the following:

2 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 12 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 13 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 14 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 17.62%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted.
Investor Class | Wasatch Emerging Markets Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wft_SupplementTextBlock
WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Investor Class

Equity Funds
Wasatch Emerging Markets Small Cap Fund® (WAEMX)

Wasatch Emerging Markets Small Cap Fund (the “Fund”)

Footnote 1 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted in its entirety and replaced with the following:

1 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’ expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 16 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was -2.49%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 16 is hereby deleted.
Investor Class | Wasatch Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wft_SupplementTextBlock
WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Investor Class

Equity Funds
Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Growth Fund (the “Fund”)

Footnote 1 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 57 is hereby deleted in its entirety and replaced with the following:

1 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 57 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 58 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 58 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Financials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 59 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 13.39%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 59 is hereby deleted.
Investor Class | Wasatch Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wft_SupplementTextBlock
WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Investor Class

Equity Funds
Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Small Cap Value (the “Fund”)

Footnote 2 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 61 is hereby deleted in its entirety and replaced with the following:

2 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 61 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 63 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 17.41%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 63 is hereby deleted.
Institutional Class | Wasatch Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wft_SupplementTextBlock
WASATCH FUNDS TRUST
Supplement dated August 30, 2013 to the
Prospectus dated January 31, 2013
Institutional Class

Equity Funds
Wasatch Small Cap Value Fund®-Institutional Class shares (WICVX)

Wasatch Small Cap Value (the “Fund”)

Footnote 2 to the the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 12 is hereby deleted in its entirety and replaced with the following:

2 The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract’s expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

The fourth sentence under the heading “Example” in the Summary section of the Prospectus for the Fund on page 12 is hereby deleted in its entirety and replaced with the following:

The example reflects contractual fee waivers and reimbursements through January 31, 2015.

The fourth paragraph under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 13 is hereby supplemented with the following:

The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.

The heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 62 is hereby supplemented with the following:

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.

Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

The heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 14 is hereby supplemented with the following:

Year-to-date return through 6/30/13 was 17.62%.

The second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 14 is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2013